Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011
Accrued Liabilities, Current [Abstract]
Taxes other than income taxes	$ 747		$ 942
Environmental liabilities	510		1,311
Interest and financing costs	230		18
Utilities	198		143
Other	337		679
Total Accrued Liabilities	$ 2,022	[1]	$ 3,093	[1]

[1]	Adjusted to include the historical balances of the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.